Income Taxes	12 Months Ended
Apr. 30, 2011
Income Taxes [Abstract]
Income Taxes
NOTE O: INCOME TAXES
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	April 30,
	2011	2010
Deferred tax liabilities:
Intangible assets	$1,025,301	$1,042,375
Property, plant, and equipment	111,537	121,950
Other	10,016	22,042

Total deferred tax liability	$1,146,854	$1,186,367

Deferred tax assets:
Post-employment and other employee benefits	$84,723	$69,887
Tax credit and loss carryforwards	4,583	5,049
Intangible assets	3,279	3,984
Other	27,668	21,247

Total deferred tax assets	$120,253	$100,167
Valuation allowance for deferred tax assets	(3,324)	(3,470)

Total deferred tax assets, less allowance	$116,929	$96,697

Net deferred tax liability	$1,029,925	$1,089,670

The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2011.

	Related Tax	Deferred	Valuation	Expiration
	Deduction	Tax Asset	Allowance	Date
Tax carryforwards:
State loss carryforwards	$68,869	$3,407	$3,187	2012 to 2030
State tax credit carryforwards	—	1,160	—	2018
Foreign jurisdictional tax credit carryforwards	—	16	—	2014

Total tax carryforwards	$68,869	$4,583	$3,187

The Company evaluates the realizability of deferred tax assets for each of the jurisdictions in which it operates. Included in the overall valuation allowance is $137 for other deferred tax assets where it is more likely than not those assets will not be realized. The valuation allowance decreased by $146, $5,556, and $864 in 2011, 2010, and 2009, respectively, primarily due to the expiration of loss carryforwards that had full valuation allowances.
Deferred income taxes have not been provided on approximately $194,058 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.
Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2011	2010	2009
Domestic	$729,654	$712,226	$378,293
Foreign	(12,490)	18,527	17,772

Income before income taxes	$717,164	$730,753	$396,065

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2011	2010	2009
Current:
Federal	$271,361	$256,444	$97,182
Foreign	4,554	6,584	1,688
State and local	21,568	12,907	5,717
Deferred:
Federal	(51,011)	(21,362)	27,158
Foreign	(7,338)	(4,386)	(831)
State and local	(1,452)	(13,572)	(802)

Total income tax expense	$237,682	$236,615	$130,112

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	1.2	0.6
Domestic manufacturing deduction	(3.8)	(1.9)	(1.5)
Other items — net	(0.3)	(1.9)	(1.2)

Effective income tax rate	33.1%	32.4%	32.9%

Income taxes paid	$365,994	$212,981	$69,107

The Company accounts for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under FASB ASC 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.
In accordance with the requirements of FASB ASC 740, unrecognized tax benefits have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. The Company recognizes net interest and penalties related to unrecognized tax benefits in income tax expense.
The Company files income tax returns in the U.S. and various state, local, and foreign jurisdictions. The Company is no longer subject to examination of U.S. federal income taxes for years prior to 2008 and, with limited exceptions, the Company is no longer subject to examination of state, local, or foreign income taxes for years prior to 2007. The Company is a voluntary participant in the Compliance Assurance Process (“CAP”) offered by the Internal Revenue Service (“IRS”). Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows the Company to remain current with its IRS examinations. The Company is currently under a CAP examination for the tax year ending April 30, 2011. During 2011, the Company reached an agreement with the IRS on proposed adjustments resulting from an examination of its federal income tax returns for the years ended April 30, 2008, June 30, 2009, and April 30, 2010. In May 2009, the Company reached an agreement with the IRS on proposed adjustments resulting from an examination of its federal income tax returns for years ended in 2007 and 2006. The agreements did not have a material effect on the Company’s effective tax rate or financial position.
Within the next 12 months, it is reasonably possible that the Company could decrease its unrecognized tax benefits by an estimated $1,874, primarily as a result of the expiration of statute of limitations periods.
The Company’s unrecognized tax benefits as of April 30, 2011 and 2010, were $20,261 and $15,322, respectively. Of the unrecognized tax benefits, $13,939 and $11,321 would affect the effective tax rate, if recognized, as of April 30, 2011 and 2010, respectively. The Company’s accrual for tax-related net interest and penalties totaled $1,792 and $2,289 as of April 30, 2011 and 2010, respectively. The amount of tax-related net interest and penalties credited to earnings totaled $497, $594, and $1,982 during 2011, 2010, and 2009, respectively.
A reconciliation of the Company’s unrecognized tax benefits is as follows:

	2011	2010
Balance at May 1,	$15,322	$13,794
Increases:
Current year tax positions	5,237	3,977
Prior year tax positions	4,106	2,353
Foreign currency translation	—	686
Decreases:
Prior year tax positions	271	—
Settlement with tax authorities	31	—
Expiration of statute of limitations periods	3,985	5,488
Foreign currency translation	117	—

Balance at April 30,	$20,261	$15,322